Debt Maturities of Mortgages and Notes Payable, Including Balloon Payments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 25, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes Due in Twenty Twelve
Scheduled Principal Payments For Borrowings [Line Items]
Note obligation	$ 330,000	$ 725,735	$ 7,800